Capital and reserves - Summary of issued capital (Details) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares
Summary of issued capital
Beginning balance	¥ 7,066,019	¥ (3,051,918)	¥ (2,082,116)
Issuance of new share value			42,519
Conversion Of Preferred Shares Into Ordinary Shares Value		8,648,916
Ending balance	7,900,174	7,066,019	(3,051,918)
Ordinary shares
Summary of issued capital
Beginning balance	¥ 0	8	8
Ending balance		¥ 0	¥ 8
Ordinary shares | Ordinary shares
Summary of issued capital
Beginning balance ,shares | shares		110,506,939	108,743,250	108,743,250
Beginning balance		¥ 8	¥ 8
Issuance of new shares | shares		93,350,727	1,763,689	1,763,689
Issuance of new share value		¥ 7	¥ 42,500	$ 6.0
Re-Designation Before Completion Of Ipo Issued | shares		(203,857,666)
Re-Designation Before Completion Of Ipo Issued Value		¥ (15)
Ending balance, shares | shares			110,506,939	110,506,939
Ending balance			¥ 8
Ordinary shares | Non redeemable preferred shares
Summary of issued capital
Beginning balance ,shares | shares		210,072,039	205,671,810	205,671,810
Beginning balance		¥ 15	¥ 15
Issuance of new shares | shares		0	4,400,229	4,400,229
Issuance of new share value			¥ 0
Conversion Of Preferred Shares Into Ordinary Shares Value		¥ (15)
Conversion Of Preferred Shares Into Ordinary Shares | shares	210,072,039	(210,072,039)
Ending balance, shares | shares			210,072,039	210,072,039
Ending balance			¥ 15